SCHEDULE OF ADVANCED TO SUPPLIERS - RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total	$ 9,442,382	$ 9,708,899
Advanced to suppliers - related parties	841,070	1,194,205
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Total		320,488
Mobile Motion [Member]
Related Party Transaction [Line Items]
Total	841,070	873,717
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 841,070	$ 1,194,205